Acquisitions - Summary Of Purchase Price Allocation (Details) ¥ in Millions	Aug. 09, 2021 JPY (¥)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	¥ 8,379
Trade and other receivables, and contract assets	3,714
Inventories	3,295
Right-of-use assets	4,962
Goodwill	81,250
Content assets	36,266
Other intangible assets	35,697
Other	2,512
Total assets	176,075
Trade and other payables	17,365
Other current liabilities	7,723
Long-term debt	4,386
Deferred tax liabilities	9,408
Other	659
Total liabilities	¥ 39,541